Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 8,114	$ 7,359	$ 4,393
Ending balance	9,976	8,114	7,359
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,336	16,777	10,289
Increases	1,153	888	1,113
Translation effect	3,607	3,675	5,589
Decreases and reclassifications	23	(1,004)	(214)
Ending balance	25,119	20,336	16,777
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12,222	9,418	5,896
Increases	838	717	323
Translation effect	2,215	2,093	3,205
Decreases and reclassifications	(132)	(6)	(6)
Ending balance	15,143	12,222	9,418
Service concession [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,514	3,974	2,232
Ending balance	5,644	4,514	3,974
Service concession [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,749	9,527	5,707
Increases	947	642	653
Translation effect	2,141	2,127	3,218
Decreases and reclassifications	(13)	(547)	(51)
Ending balance	14,824	11,749	9,527
Service concession [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,235	5,553	3,475
Increases	615	437	180
Translation effect	1,330	1,245	1,904
Decreases and reclassifications			(6)
Ending balance	9,180	7,235	5,553
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,944	2,835	1,825
Ending balance	3,465	2,944	2,835
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,093	2,990	1,975
Increases	8	75	270
Translation effect	513	612	928
Decreases and reclassifications	(149)	(584)	(183)
Ending balance	3,465	3,093	2,990
Exploration rights [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	149	155	150
Translation effect			5
Decreases and reclassifications	(149)	(6)
Ending balance		149	155
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	656	550	336
Ending balance	867	656	550
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,494	4,260	2,607
Increases	198	171	190
Translation effect	953	936	1,443
Decreases and reclassifications	185	127	20
Ending balance	6,830	5,494	4,260
Other intangibles [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,838	3,710	2,271
Increases	223	280	143
Translation effect	885	848	1,296
Decreases and reclassifications	17
Ending balance	$ 5,963	$ 4,838	$ 3,710